STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash used in: OPERATING ACTIVITIES
Net loss for the year	$ (244,437)	$ (191,795)	$ (193,182)
Non-cash items included in net loss
Accrued interest expense	62,196	32,593	10,642
Changes in working capital related to operating activities
Prepaid expenses	747	(647)	(433)
Trade and accrued payables	24,558	1,687	2,043
Net cash used in operating activities	(156,936)	(158,162)	(180,930)
FINANCING ACTIVITY
Loan from PXP Energy Corporation	155,286	356,500	278,620
Net cash provided by financing activity	155,286	356,500	278,620
INVESTING ACTIVITY
Loan to Forum Energy Limited	0	(204,000)	(198,620)
Net cash used in investing activity	0	(204,000)	(198,620)
Net decrease in cash	(1,650)	(5,662)	(100,930)
Cash - beginning of the year	7,406	13,068	113,998
Cash - end of the year	$ 5,756	$ 7,406	$ 13,068